American Century Investments®
Quarterly Portfolio Holdings
One Choice® 2035 Portfolio
April 30, 2025

One Choice 2035 Portfolio - Schedule of Investments
APRIL 30, 2025 (UNAUDITED)

	Shares	Value ($)
UNDERLYING FUNDS(1) — 100.0%
Domestic Equity Funds — 37.5%
Focused Dynamic Growth Fund G Class(2)	158,678	10,599,689
Focused Large Cap Value Fund G Class	15,498,411	157,928,807
Growth Fund G Class	1,548,878	85,343,162
Heritage Fund G Class	1,706,823	46,749,893
Large Cap Equity Fund G Class	3,736,611	183,056,575
Mid Cap Value Fund G Class	4,740,040	72,522,610
Select Fund G Class	381,137	44,299,575
Small Cap Growth Fund G Class	1,066,469	23,238,365
Small Cap Value Fund G Class	2,507,246	23,417,675
		647,156,351
Domestic Fixed Income Funds — 32.0%
Diversified Bond Fund G Class	33,196,685	304,413,603
High Income Fund G Class	8,791,804	74,906,167
Inflation-Adjusted Bond Fund G Class	7,412,830	79,910,310
Short Duration Fund G Class	5,142,184	50,496,245
Short Duration Inflation Protection Bond Fund G Class	3,936,214	42,235,571
		551,961,896
International Equity Funds — 16.6%
Emerging Markets Fund G Class	2,645,057	30,841,368
Global Real Estate Fund G Class	1,992,833	25,986,548
International Growth Fund G Class	7,297,729	96,257,043
International Small-Mid Cap Fund G Class	2,567,116	25,979,211
International Value Fund G Class	8,637,852	84,910,085
Non-U.S. Intrinsic Value Fund G Class	2,413,763	22,496,275
		286,470,530
International Fixed Income Funds — 13.9%
Emerging Markets Debt Fund G Class	4,348,215	38,873,039
Global Bond Fund G Class	23,090,780	202,275,236
		241,148,275
TOTAL INVESTMENT SECURITIES — 100.0% (Cost $1,485,533,557)		1,726,737,052
OTHER ASSETS AND LIABILITIES — 0.0%		(833)
TOTAL NET ASSETS — 100.0%		$1,726,736,219

NOTES TO SCHEDULE OF INVESTMENTS
(1)Investments are funds within the American Century Investments family of funds and are considered affiliated funds.
(2)Non-income producing.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Underlying Funds

The fund invests in a combination of underlying American Century Investments funds. The fund’s asset allocation is intended to diversify investments among stocks, bonds, and short-term investments. The portfolio holdings of each underlying fund are available at americancentury.com or upon request at 1-800-345-2021.

2. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value (NAV) per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The value of investments of the fund is determined by American Century Investment Management, Inc. (ACIM) (the investment advisor), as the valuation designee, pursuant to its valuation policies and procedures. The Board of Directors oversees the valuation designee and reviews its valuation policies and procedures at least annually. Investments in the underlying funds are valued at their reported NAV.

3. Fair Value Measurements

The fund's investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

As of period end, the fund's investment securities were classified as Level 1. The Schedule of Investments provides additional information on the fund's portfolio holdings.

4. Affiliated Fund Transactions

A summary of transactions for each underlying fund for the period ended April 30, 2025 follows (amounts in thousands):

Fund/Underlying Fund(1)	Beginning Value	Purchase Cost	Sales Cost	Change in Net Unrealized Appreciation (Depreciation)	Ending Value	Ending Shares	Net Realized Gain (Loss)	Distributions Received(2)
Focused Dynamic Growth Fund(3)	$14,294	—	$1,987	$(1,707)	$10,600	159	$2,827	—
Focused Large Cap Value Fund	182,942	$18,088	30,431	(12,670)	157,929	15,498	3,500	$15,369
Growth Fund	121,360	12,790	25,959	(22,848)	85,343	1,549	21,669	5,052
Heritage Fund	57,171	6,351	10,431	(6,341)	46,750	1,707	5,995	5,954
Large Cap Equity Fund(4)	207,260	20,277	19,060	(25,420)	183,057	3,737	6,981	13,888
Mid Cap Value Fund	85,486	6,674	11,626	(8,011)	72,523	4,740	1,692	6,511
Select Fund	26,142	27,515	4,210	(5,147)	44,300	381	166	1,693
Small Cap Growth Fund	29,800	317	4,149	(2,730)	23,238	1,066	1,211	309
Small Cap Value Fund	30,439	1,944	3,057	(5,908)	23,418	2,507	569	1,852
Diversified Bond Fund	340,497	26,986	67,811	4,742	304,414	33,197	(7,914)	12,265
High Income Fund	82,807	4,315	12,766	551	74,907	8,792	(1,352)	4,314
Inflation-Adjusted Bond Fund	86,594	2,737	11,861	2,440	79,910	7,413	(1,072)	1,750
Short Duration Fund	48,641	4,941	3,481	395	50,496	5,142	(208)	1,955
Short Duration Inflation Protection Bond Fund	39,874	3,755	2,755	1,361	42,235	3,936	(105)	1,055
Emerging Markets Fund	35,982	883	5,680	(344)	30,841	2,645	982	616
Global Real Estate Fund	28,564	840	3,193	(225)	25,986	1,993	288	841
International Growth Fund	105,833	3,647	12,270	(953)	96,257	7,298	2,608	1,465
International Small-Mid Cap Fund	28,389	741	1,968	(1,183)	25,979	2,567	98	741
International Value Fund	91,844	7,456	19,437	5,047	84,910	8,638	2,062	4,331
Non-U.S. Intrinsic Value Fund	25,189	3,632	5,293	(1,032)	22,496	2,414	(364)	2,685
Emerging Markets Debt Fund	42,302	1,522	6,211	1,260	38,873	4,348	(866)	1,440
Global Bond Fund	220,138	12,289	34,840	4,688	202,275	23,091	(4,448)	6,586
	$1,931,548	$167,700	$298,476	$(74,035)	$1,726,737	142,818	$34,319	$90,672
(1)Underlying fund investments represent G Class.
(2)Distributions received includes distributions from net investment income and from capital gains, if any.
(3)Non-income producing.
(4)Effective December 10, 2024, the name of Sustainable Equity Fund was changed to Large Cap Equity Fund.
This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.